Investment Portfolioas of January 31, 2025 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 107.3%
Alabama 4.8%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	665,000	672,083
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,888,830
Jefferson, AL, Sewer Revenue, 5.0%, 10/1/2026	1,500,000	1,543,432
Southeast Alabama, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	1,365,000	1,416,532
		6,520,877
Alaska 0.8%
Alaska, General Obligation, Series A, 5.0%, 8/1/2027 (a)	1,000,000	1,043,064
Arizona 1.6%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 5.0%, 2/1/2027	200,000	208,159
Arizona, Industrial Development Authority, Revenue Bonds, TWG Glendale LP, 5.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2045	550,000	562,757
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 4.125%, Mandatory Put 3/31/2026 @ 100, 9/1/2032	250,000	250,199
Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, HonorHealth Obligated Group, Series D, 5.0%, 12/1/2027	1,150,000	1,211,209
		2,232,324
California 6.9%
California, Los Angeles Department of Water & Power Power System Revenue, Series E, 5.0%, 7/1/2029	1,455,000	1,549,951
California, Municipal Finance Authority Revenue, PRS-California Obligated Group, Series B-2, 5.5%, 4/1/2029	2,000,000	1,968,492
California, Municipal Finance Authority, Aldersly Project, Series B, 4.0%, 11/15/2028	590,000	590,246
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125%, Mandatory Put 10/1/2025 @ 100, 10/1/2041, GTY: Waste Management Holdings	320,000	320,310
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0%, Mandatory Put 11/1/2026 @ 100, 5/1/2054	300,000	308,398
California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,066,760
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,010,794
Series A, AMT, 5.0%, 6/30/2026	500,000	507,036
California State University, University Revenue, Series B-3, 3.125%, Mandatory Put 11/1/2026 @ 100, 11/1/2051	1,000,000	999,376
San Jose City, CA, Multi Family Housing Revenue, Allied 1510 Parkmoor LP, Series F-2, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,023,566
		9,344,929

Colorado 3.2%
Colorado, Housing and Finance Authority Revenue Bonds, “I”, Series C-2, 3.125%, 10/1/2027	1,830,000	1,823,400
Denver City & County, CO, Airport System Revenue:
Series C, 5.0%, 11/15/2025	500,000	508,678
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,064,761
		4,396,839
Connecticut 2.1%
Connecticut, State Health & Educational Facilities Authority, Series A, 2.8%, Mandatory Put 2/10/2026 @ 100, 7/1/2048	1,500,000	1,494,322
Connecticut, State Health & Educational Facilities Authority, Yale University, Series A-3, 2.95%, Mandatory Put 7/1/2027 @ 100, 7/1/2049	1,000,000	995,593
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program, Series C-1, 4.0%, 11/15/2047	210,000	210,424
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	145,000	145,301
		2,845,640
District of Columbia 0.8%
District of Columbia, Housing Finance Agency, ECD Edgewood Commons 5 LP, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,013,704
Florida 5.0%
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	510,839
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0%, Mandatory Put 7/15/2028 @ 109, 7/15/2032	500,000	535,967
Florida, School Board of Miami-Dade County, Certificates of Participation, Series A, 5.0%, 5/1/2029 (a)	1,235,000	1,338,237
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 3.75%, 5/1/2029	500,000	496,898
Hillsborough County, FL, Solid Waste & Resource Recovery Revenue, Series A, AMT, 5.0%, 9/1/2025	2,250,000	2,272,168
Miami-Dade County, FL, Housing Finance Authority, Rainbow Village Project, Series B, 3.55%, Mandatory Put 3/1/2028 @ 100, 3/1/2029	250,000	251,024
Miami-Dade County, FL, Water & Sewer System Revenue, Series B, 5.0%, 10/1/2027	500,000	528,179
Venice, FL, Southwest Florida Retirement Center, Inc. Obligated Group, Series B-3, 144A, 4.25%, 1/1/2030	900,000	900,703
		6,834,015
Georgia 3.7%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.6%, Mandatory Put 2/3/2025 @ 100, 11/1/2045 (a)	750,000	750,167
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	686,567
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series C, 4.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2050, GTY: Citigroup Global Markets	2,000,000	2,005,377
Georgia, State Road & Tollway Authority, 5.0%, 6/1/2026	1,230,000	1,267,259
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875%, Mandatory Put 3/6/2026 @ 100, 10/1/2048	250,000	252,166
		4,961,536
Illinois 2.0%
Chicago, Midway International Airport Revenue, Series B, 5.0%, 1/1/2026, INS: BAM	500,000	509,997

Illinois, General Obligation, Series D, 5.0%, 11/1/2026	2,000,000	2,062,680
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 1.8% (b), 2/3/2025, LOC: TD Bank NA	200,000	200,000
		2,772,677
Indiana 0.5%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 2.55% (c), Mandatory Put 3/1/2027 @ 100, 3/1/2039	640,000	632,534
Kentucky 5.0%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project, Series A, 3.7%, 8/1/2027	750,000	749,154
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A”, Series 2021-1, 1.65%, 3/25/2051	500,928	472,814
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series A-1, 4.0%, Mandatory Put 6/1/2025 @ 100, 12/1/2049, GTY: Morgan Stanley	2,750,000	2,754,137
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,789,447
		6,765,552
Louisiana 4.3%
Louisiana, Parish of St. John The Baptist LA, Series A-1, 4.05%, Mandatory Put 7/1/2026 @ 100, 6/1/2037, GTY: ConocoPhillips	2,000,000	2,022,123
Louisiana, Public Facilities Authority, ElementUS Minerals LLC, 144A, 5.0%, Mandatory Put 11/1/2025 @ 100, 10/1/2043	3,000,000	3,024,249
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 1.85% (b), 2/3/2025, LOC: Toronto-Dominion Bank	800,000	800,000
		5,846,372
Maryland 1.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.24% (b), 2/7/2025, LOC: PNC Bank NA	500,000	500,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group:
Series 2025B, 5.0%, Mandatory Put 7/1/2031 @ 100, 7/1/2045 (a)	1,000,000	1,096,444
Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,033,830
		2,630,274
Massachusetts 0.9%
Massachusetts, Educational Financing Authority Education Loan Revenue:
Series B, AMT, 2.0%, 7/1/2037	120,000	104,206
Series B, AMT, 2.625%, 7/1/2036	80,000	79,562
Massachusetts, State Development Finance Agency, GingerCare Living, Inc. Obligated Group, Series B-3, 144A, 4.75%, 12/1/2029	1,000,000	1,001,439
		1,185,207
Michigan 6.5%
Michigan, Great Lakes Water Authority, Sewage Disposal System Revenue, Series A, 5.0%, 7/1/2027	2,250,000	2,363,478
Michigan, State Finance Authority Revenue, “A1A”, Series 2021-1, 1.3%, 7/25/2061	330,600	324,299
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, Series C, SIFMA Municipal Swap Index + 0.75%, 3.0% (c), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,750,000	1,742,167
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-1, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,156,893

Michigan, State Finance Authority, Trinity Health Corp. Obligated Group, Series A, 5.0%, 12/1/2026	2,000,000	2,073,790
Michigan, State Housing Development Authority Revenue, Clark Road Family Ltd. Dividend Housing Association LP, 4.5%, Mandatory Put 4/1/2026 @ 100, 12/1/2042	1,150,000	1,162,402
		8,823,029
Minnesota 1.1%
Minnesota, Municipal Gas Agency Commodity Supply Revenue, Series A, 4.0%, Mandatory Put 12/1/2027 @ 100, 12/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,500,000	1,519,253
Mississippi 0.4%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	491,624
Missouri 0.8%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	933,647	851,580
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2025	225,000	224,400
		1,075,980
Nevada 0.4%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series A4, AMT, 8.125%, Mandatory Put 8/15/2025 @ 104, 1/1/2050	500,000	515,274
New Hampshire 0.3%
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	405,000	406,586
New Jersey 4.7%
Camden, NJ, Multi Family Housing Revenue, Northgate I Apartments Project, 5.0%, Mandatory Put 3/1/2026 @ 100, 3/1/2027	1,000,000	1,019,002
New Jersey, State Economic Development Authority, Series SSS, 5.0%, 6/15/2026	1,500,000	1,542,409
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	187,858
New Jersey, State Higher Education Assistance:
Series A, AMT, 5.0%, 12/1/2025	575,000	582,137
Series B, AMT, 5.0%, 12/1/2025	1,000,000	1,012,412
New Jersey, State Turnpike Authority Revenue, Series A, 5.0%, 1/1/2027	2,000,000	2,083,541
		6,427,359
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	295,000	296,195
New York 9.3%
New York, Amherst Industrial Development Agency, Multi Family Housing Revenue, 3.9%, Mandatory Put 4/1/2025 @ 100, 4/1/2026	2,000,000	2,001,198
New York, Metropolitan Transportation Authority Revenue, Series 2012-G1, 1.85% (b), 2/3/2025, LOC: Barclays Bank PLC	200,000	200,000
New York, Port Authority of New York & New Jersey Revenue, Series 242, AMT, 5.0%, 12/1/2026	1,000,000	1,027,354
New York, State Dormitory Authority Revenue, Series A, 5.0%, 10/1/2027, INS: AGMC	750,000	793,851
New York, State Dormitory Authority Revenue, Northwell Health Obligated Group, Series A, 5.0%, 5/1/2027 (a)	1,000,000	1,044,851
New York, State Dormitory Authority Revenue, NYU Langone Hospitals Obligated Group, Series A, 5.0%, 7/1/2028	500,000	536,856

New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	2,000,000	2,023,705
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA-3, 1.85% (b), 2/3/2025, SPA: TD Bank NA	1,200,000	1,200,000
New York, NY, General Obligation, Series A, 5.0%, 8/1/2027	1,000,000	1,054,317
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	324,836
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	303,266
Series A, 5.0%, 9/1/2027	500,000	521,904
5.0%, 8/1/2028	1,000,000	1,016,590
Series A, 5.0%, 9/1/2028	500,000	530,034
		12,578,762
North Carolina 1.6%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group:
Series C, 1.8% (b), 2/3/2025, SPA: JP Morgan Chase Bank NA	600,000	600,000
Series E, 1.8% (b), 2/3/2025, LOC: Royal Bank of Canada	945,000	945,000
Series G, 1.8% (b), 2/3/2025, SPA: JP Morgan Chase Bank NA	200,000	200,000
Series H, 1.8% (b), 2/3/2025, SPA: JP Morgan Chase Bank NA	300,000	300,000
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	150,000	150,300
		2,195,300
North Dakota 0.2%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	260,000	260,392
Ohio 1.6%
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2027	1,125,000	1,193,985
Ohio, American Municipal Power, Inc., Prairie State Energy Campus Revenue, Series A, 5.0%, 2/15/2026	1,000,000	1,020,601
		2,214,586
Oklahoma 2.3%
Oklahoma, State Industries Authority Revenue, Oklahoma City Public Schools Project, 5.0%, 4/1/2029	2,500,000	2,689,153
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2032 (a)	400,000	437,968
		3,127,121
Pennsylvania 6.6%
Dauphin County, PA, General Authority, OPMC Obligated Group, Series A, 5.0%, 6/1/2026	650,000	664,040
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,028,527
Luzerne County, PA, General Obligation, Series A, 5.0%, 12/15/2026, INS: AGMC	1,000,000	1,035,449
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,052,394
Pennsylvania, State Economic Development Financing Authority Revenue, Waste Management Inc., Series A-2, 4.6%, Mandatory Put 10/1/2026 @ 100, 10/1/2046, GTY: Waste Management Holdings	2,000,000	2,015,208
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	160,000	159,883
Series 122, AMT, 4.0%, 10/1/2046	1,100,000	1,100,821
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AGMC	875,000	934,774
		8,991,096

South Carolina 0.6%
South Carolina, State Jobs-Economic Development Authority Revenue, International Paper Co., Series A, AMT, 4.0%, Mandatory Put 4/1/2026 @ 100, 4/1/2033, GTY: International Paper Co.	850,000	854,185
South Dakota 0.3%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	460,000	460,809
Texas 16.7%
Dallas City, TX, General Obligation, Series B, 5.0%, 2/15/2027	2,500,000	2,609,386
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds:
Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	380,000	375,426
Series B, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2054	2,500,000	2,546,227
Harris County, TX, Toll Road Revenue, Series A, 5.0%, 8/15/2027	1,500,000	1,581,523
Houston, TX, Airport System Revenue:
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,022,387
Series A, AMT, 5.0%, 7/1/2026, INS: AGMC	865,000	885,567
Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,555,968
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,787,767
New Hope, TX, Cultural Education Facilities Finance Corporation, Retirement Facility Revenue, Outlook at Windhaven Project, Series B3, 4.25%, 10/1/2026	250,000	250,031
North Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2026	2,000,000	2,039,264
Texas, Clear Creek Independent School District, General Obligation, Series B, 3.6%, Mandatory Put 8/15/2025 @ 100, 2/15/2035	1,000,000	1,002,880
Texas, Dallas Independent School District, General Obligation, Series A-4, 5.0%, Mandatory Put 2/15/2029 @ 100, 2/15/2055 (a)	1,000,000	1,061,142
Texas, State General Obligation, 2.35% (b), 2/7/2025, SPA: JP Morgan Chase Bank NA	2,500,000	2,500,000
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	524,762
Texas, University of Texas Revenue, Financing System, Series A, 5.0%, 8/15/2028 (a)	1,750,000	1,879,113
		22,621,443
Utah 0.4%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2026	500,000	513,912
Virginia 4.2%
Halifax County, VA, Industrial Development Authority Revenue, Virginia Electric and Power Co., Series A, 3.8%, Mandatory Put 5/28/2027 @ 100, 12/1/2041	3,125,000	3,158,925
Virginia, Small Business Financing Authority Revenue Bond, Series B-1, 4.1%, 12/1/2030	1,500,000	1,517,780
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	1,009,084
		5,685,789
Washington 1.2%
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 2.5% (c), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	349,794
Washington, Energy Northwest Revenue, Bonneville Power Administration, Series B, 5.0%, 7/1/2027	500,000	527,012
Washington, Klickitat County Public Utility District No 1, Revenue Bonds, 5.0%, 12/1/2026, INS: AGC (a)	785,000	809,749
		1,686,555

Wisconsin 4.4%
Wisconsin, Public Finance Authority Revenue, Tax-Exempt Pooled Securities, “A”, Series 2024-2, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2059	1,624,796	1,606,216
Wisconsin, State General Obligation, Series 2025-2, 5.0%, 5/1/2027 (a)	2,000,000	2,101,267
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group:
Series B-2, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,024,276
Series C-3, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,024,276
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	150,000	149,602
		5,905,637
Total Municipal Investments (Cost $146,345,928)		145,676,431

	Shares	Value ($)

Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.26% (d) (Cost $73,451)	73,444	73,451

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $146,419,379)	107.4	145,749,882
Other Assets and Liabilities, Net	(7.4)	(10,004,691)
Net Assets	100.0	135,745,191
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of January 31,
2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$145,676,431	$—	$145,676,431
Open-End Investment Companies	73,451	—	—	73,451
Total	$73,451	$145,676,431	$—	$145,749,882

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTMBF-PH1
R-080548-3 (1/27)